Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions
43. Related Party Transactions
According to IAS No.24, the Group includes investments in associates, key management personnel (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. The Group discloses balances (receivables and payables) and other amounts arising from transactions with related parties in the notes to the consolidated financial statements. Refer to Note 13 for details of investments in associates and joint ventures.
43.1 Details of significant profit or loss arising from transactions with related parties for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)
		2023		2024		2025
Associates and joint ventures
Balhae Infrastructure Company	Fee and commission income	￦	5,101	￦	5,337	￦	7,312
	Interest income		—		—		101
	Provision for credit losses		—		—		200
Korea Credit Bureau Co., Ltd.	Interest expense		1		1		12
	Fee and commission income		776		727		671
	Fee and commission expense		8,444		10,203		11,981
	Insurance income		3		3		4
	Reversal of credit losses		—		2		—
	Provision for credit losses		1		—		—
	Other operating expenses		15		11		9
Incheon Bridge Co., Ltd.	Interest income		10,420		14,006		8,125
	Interest expense		979		986		973
	Fee and commission income		28		34		45
	Fee and commission expense		7		9		12
	Insurance income		219		222		261
	Gains on financial instruments at fair value through profit or loss		334		2,129		—
	Losses on financial instruments at fair value through profit or loss		—		—		1,203
	Reversal of credit losses		—		9		6
	Provision for credit losses		54		—		—
Aju Good Technology Venture Fund	Interest expense		111		3		—
Taeyoungjungkong Co.,Ltd.	Interest income		2		—		—
Star-Lord General Investors Private Real Estate Investment Company No.10	Insurance income		137		116		86
	Interest income		5,934		5,939		5,716
	Interest expense		543		260		767
	Fee and commission income		20		—		—
	Provision for credit losses		4		1		1
	General and administrative expenses		9,720		9,055		11,776
	Other income		—		363		926
	Other expense		—		—		59
KG Capital Co., Ltd. *	Interest income		293		—		—
	Fee and commission income		18		—		—
	Fee and commission expense		1		—		—
	Insurance income		13		—		—
	Other operating expenses		11		—		—
	Reversal of credit losses		55		—		—

(In millions of Korean won)
		2023	2024	2025
Food Factory Co., Ltd.	Interest income	62	317	50
	Interest expense	1	1	1
	Insurance income	9	3	4
	Gains on financial instruments at fair value through profit or loss	43	—	—
	Losses on financial instruments at fair value through profit or loss	—	238	—
	Reversal of credit losses	2	—	—
	Provision for credit losses	—	—	3
Dongjo Co., Ltd.	Interest income	36	34	74
POSCO-KB Shipbuilding Fund	Fee and commission income	(99)	—	(34)
Paycoms Co., Ltd. *	Interest income	154	—	—
Big Dipper Co., Ltd.	Fee and commission income	—	—	1
	Fee and commission expense	266	243	263
	Reversal of credit losses	—	—	2
	Provision for credit losses	—	4	—
KB-KDBC Pre-IPO New Technology Business Investment Fund	Interest expense	—	—	1
KB-TS Technology Venture Private Equity Fund	Fee and commission income	324	175	170
KB-SJ Tourism Venture Fund	Fee and commission income	312	272	454
Banksalad Co., Ltd. *	Gains on financial instruments at fair value through profit or loss	—	—	426
	Losses on financial instruments at fair value through profit or loss	—	5,489	—
	Fee and commission income	37	36	57
	Fee and commission expense	11	4	—
Iwon Alloy Co., Ltd.	Insurance income	1	—	—
Bioprotect Ltd.	Gains on financial instruments at fair value through profit or loss	—	627	51
	Losses on financial instruments at fair value through profit or loss	—	473	111
RMGP Bio-Pharma Investment Fund, L.P.	Fee and commission income	40	59	46
	Gains on financial instruments at fair value through profit or loss	—	911	—
	Losses on financial instruments at fair value through profit or loss	—	872	3,910
RMGP Bio-Pharma Investment, L.P.	Gains on financial instruments at fair value through profit or loss	—	3	—
	Losses on financial instruments at fair value through profit or loss	—	—	1
KB-MDI Centauri Fund L.P.	Fee and commission income	491	452	398
	Gains on financial instruments at fair value through profit or loss	—	2,602	2,459
	Losses on financial instruments at fair value through profit or loss	—	537	669

(In millions of Korean won)
		2023	2024	2025
Hibiscus Fund L.P.	Fee and commission income	928	491	301
	Gains on financial instruments at fair value through profit or loss	—	2,302	1,824
	Losses on financial instruments at fair value through profit or loss	—	500	—
RMG-KB BP Management Ltd.	Gains on financial instruments at fair value through profit or loss	—	36	—
	Losses on financial instruments at fair value through profit or loss	—	—	5
RMG-KB BioAccess Fund L.P.	Fee and commission income	326	344	361
	Gains on financial instruments at fair value through profit or loss	—	824	581
	Losses on financial instruments at fair value through profit or loss	—	1,333	95
S&E Bio Co., Ltd.	Interest income	—	44	76
	Interest expense	43	16	8
	Provision for credit losses	—	16	—
	Reversal of credit losses	—	—	1
Contents First Inc.	Interest income	346	482	388
	Interest expense	73	36	13
	Fee and commission income	2	2	1
	Gains on financial instruments at fair value through profit or loss	—	5,936	—
	Losses on financial instruments at fair value through profit or loss	—	—	1,546
	Provision for credit losses	8	5	12
	Reversal of credit losses	—	1	—
December & Company Inc. *	Insurance income	187	—	—
Pin Therapeutics Inc.	Interest expense	101	154	130
	Provision for credit losses	—	4	—
	Reversal of credit losses	—	—	1
Wyatt Co., Ltd. *	Interest income	—	378	—
	Gains on financial instruments at fair value through profit or loss	—	2,739	1,152
	Insurance income	102	138	40
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund *	Interest expense	4	4	—
	Fee and commission income	209	—	—
Spark Biopharma Inc.	Interest expense	468	293	64
	Provision for credit losses	—	13	—
	Reversal of credit losses	—	—	2
	Gains on financial instruments at fair value through profit or loss	—	3,823	327
	Losses on financial instruments at fair value through profit or loss	—	1,639	411

(In millions of Korean won)
		2023	2024	2025
Skydigital Inc.	Fee and commission income	3	2	3
Il-Kwang Electronic Materials Co., Ltd.	Other non-operating expenses	—	—	1
SO-MYUNG Recycling Co., Ltd.	Insurance income	—	1	1
KB No.21 Special Purpose Acquisition Company *	Gains on financial instruments at fair value through profit or loss	28	136	—
	Interest expense	68	75	(1)
KB No.22 Special Purpose Acquisition Company *	Gains on financial instruments at fair value through profit or loss	1,013	—	—
	Interest expense	2	1	—
KB No.23 Special Purpose Acquisition Company *	Losses on financial instruments at fair value through profit or loss	1,483	—	—
	Interest expense	46	—	—
KB No.24 Special Purpose Acquisition Company *	Interest expense	7	—	—
KB No.25 Special Purpose Acquisition Company	Interest expense	39	53	38
	Gains on financial instruments at fair value through profit or loss	1,130	—	65
	Losses on financial instruments at fair value through profit or loss	—	175	—
KB No.26 Special Purpose Acquisition Company *	Interest expense	38	57	(29)
	Gains on financial instruments at fair value through profit or loss	1,209	—	—
	Losses on financial instruments at fair value through profit or loss	—	54	—
KB No.27 Special Purpose Acquisition Company	Interest expense	65	158	136
	Gains on financial instruments at fair value through profit or loss	3,059	—	405
	Losses on financial instruments at fair value through profit or loss	—	177	—
KB No.28 Special Purpose Acquisition Company *	Interest expense	—	45	9
	Fee and commission income	—	175	—
	Gains on financial instruments at fair value through profit or loss	—	1,118	—
KB No.29 Special Purpose Acquisition Company	Fee and commission income	—	210	—
	Gains on financial instruments at fair value through profit or loss	—	1,525	144
	Interest expense	—	43	51
KB No.30 Special Purpose Acquisition Company	Interest expense	—	21	36
	Fee and commission income	—	175	—
	Gains on financial instruments at fair value through profit or loss	—	1,445	58
KB No.31 Special Purpose Acquisition Company	Gains on financial instruments at fair value through profit or loss	—	2,111	177
	Interest expense	—	13	48
KB No.32 Special Purpose Acquisition Company	Interest expense	—	—	35

(In millions of Korean won)
		2023	2024	2025
KB No.33 Special Purpose Acquisition Company	Gains on financial instruments at fair value through profit or loss	—	—	2,214
	Interest expense	—	—	26
KB SPROTT Renewable Private Equity Fund No.1	Fee and commission income	320	255	78
KB-Stonebridge Secondary Private Equity Fund	Fee and commission income	582	402	303
	Other operating income	113	—	—
COSES GT Co., Ltd. *	Gains on financial instruments at fair value through profit or loss	—	20	—
	Losses on financial instruments at fair value through profit or loss	4,910	—	—
	Interest income	30	—	—
	Reversal of credit losses	5	—	—
TeamSparta Inc. *	Fee and commission income	11	54	3
	Provision for credit losses	2	—	—
	Reversal of credit losses	—	1	—
	Interest expense	212	165	87
Newavel Co., Ltd.	Fee and commission income	—	—	1
	Losses on financial instruments at fair value through profit or loss	—	3,000	—
SuperNGine Co., Ltd.	Interest income	25	43	29
	Fee and commission income	1	—	—
	Provision for credit losses	6	33	—
	Reversal of credit losses	—	—	40
Desilo Inc.	Interest income	13	14	13
	Provision for credit losses	3	—	—
	Reversal of credit losses	—	—	5
Turing Co., Ltd.	Interest expense	7	29	—
	Interest income	24	61	40
	Provision for credit losses	14	—	—
	Reversal of credit losses	—	8	—
IGGYMOB Co., Ltd.	Losses on financial instruments at fair value through profit or loss	—	5,000	—
ZIPDOC Inc. *	Losses on financial instruments at fair value through profit or loss	—	2,000	—
Grinergy Co., Ltd.	Provision for credit losses	1	2	—
	Reversal of credit losses	—	—	1
	Gains on financial instruments at fair value through profit or loss	—	1,288	—
	Losses on financial instruments at fair value through profit or loss	—	119	357
	Interest expense	1	—	—

(In millions of Korean won)
		2023	2024	2025
Chabot Mobility Co., Ltd. *	Fee and commission income	—	1	1
	Interest expense	—	1	5
	Fee and commission expense	2,154	2,364	2,212
	Gains on financial instruments at fair value through profit or loss	—	579	—
Wemade Connect Co., Ltd.	Insurance income	2	2	6
	Interest expense	316	270	148
	Fee and commission income	—	5	—
	Reversal of credit losses	—	—	17
	Provision for credit losses	9	10	—
	Gains on financial instruments at fair value through profit or loss	—	—	4,391
	Losses on financial instruments at fair value through profit or loss	—	4,827	—
TMAP Mobility Co., Ltd.	Interest expense	1,460	3,077	2,204
	Fee and commission income	2	5	2
	Fee and commission expense	998	1,292	754
	Provision for credit losses	—	3	—
Chabot Mobility Co., Ltd. *	Reversal of credit losses	9	—	—
TMAP Mobility Co., Ltd.	Insurance income	209	1,200	1,744
Nextrade Co., Ltd.	Fee and commission income	—	—	2
	Interest expense	2,911	2,481	685
WJ Private Equity Fund No.1	Fee and commission income	7	7	7
UPRISE, Inc.	Gains on financial instruments at fair value through profit or loss	—	—	163
	Losses on financial instruments at fair value through profit or loss	—	3,893	45
Channel Corporation	Interest expense	67	10	—
	Losses on financial instruments at fair value through profit or loss	—	103	—
	Gains on financial instruments at fair value through profit or loss	—	4,837	8,812
CWhy Inc.	Insurance income	2	9	—
CellinCells Co., Ltd. *	Provision for credit losses	—	2	—
KB Social Impact Investment Fund	Fee and commission income	284	250	200
KB-UTC Inno-Tech Venture Fund	Fee and commission income	431	230	147
	Other operating income	3	—	—
KB-SP Private Equity Fund IV *	Fee and commission income	—	—	63
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Fee and commission income	1,052	619	800
2020 KB Fintech Renaissance Fund	Fee and commission income	147	147	70
KB Material and Parts No.1 PEF *	Fee and commission income	705	175	—
	Other operating income	34	—	—

(In millions of Korean won)
		2023	2024	2025
FineKB Private Equity Fund No.1	Fee and commission income	378	569	340
	Gains on financial instruments at fair value through profit or loss	16	32	—
	Interest expense	—	—	4
Paramark KB Fund No.1	Fee and commission income	129	118	134
KB-Badgers Future Mobility ESG Fund No.1	Fee and commission income	1,300	1,300	1,252
	Gains on financial instruments at fair value through profit or loss	—	1	—
KB-KTB Technology Venture Fund	Fee and commission income	669	342	399
Bluepointpartners Inc.	Gains on financial instruments at fair value through profit or loss	—	—	31
	Losses on financial instruments at fair value through profit or loss	—	237	—
KB-Solidus Global Healthcare Fund	Fee and commission income	284	17	3,781
	Gains on financial instruments at fair value through profit or loss	8,400	700	—
ASSEMBLE CORPORATION	Interest income	88	117	131
	Fee and commission income	1	2	1
	Insurance income	1	2	2
	Provision for credit losses	49	—	—
	Reversal of credit losses	—	20	14
KB Cape No.1 Private Equity Fund *	Fee and commission income	217	37	—
	Gains on financial instruments at fair value through profit or loss	—	82	—
	Losses on financial instruments at fair value through profit or loss	16	—	—
KB-GeneN Medical Venture Fund No.1	Fee and commission income	89	89	89
KB-BridgePole Venture Investment Fund *	Fee and commission income	135	101	—
	Other operating income	638	—	—
KB-BridgePole Venture Investment Fund No.2	Fee and commission income	20	105	105
KB-Kyobo New Mobility Power Fund *	Fee and commission income	79	76	—
KB Co-Investment Private Equity Fund No.1	Fee and commission income	904	1,434	1,900
KB-NP Green ESG New Technology Venture Capital Fund	Fee and commission income	1,173	1,134	1,095
KB-FT Green Growth 1st Technology Investment Association	Fee and commission income	135	136	135
	Interest expense	14	12	—
Spoonlabs Co., Ltd. *	Losses on financial instruments at fair value through profit or loss	—	911	—

(In millions of Korean won)
		2023	2024	2025
Gushcloud Talent Agency	Gains on financial instruments at fair value through profit or loss	—	228	—
KB-SUSUNG 1st Investment Fund	Fee and commission income	129	192	142
KB-SUSUNG 2nd Investment Fund	Fee and commission income	—	78	155
Youngwon Corporation *	Insurance income	1	—	—
Seokwang T&I Co., Ltd.	Insurance income	1	2	1
3D Interactive Co., Ltd.	Fee and commission income	7	1	—
	Interest expense	10	1	—
	Provision for credit losses	2	—	—
	Reversal of credit losses	—	—	1
	Losses on financial instruments at fair value through profit or loss	—	—	2,141
Bigwave Robotics Corp.	Fee and commission income	—	1	—
	Interest income	(1)	—	—
	Interest expense	1	6	(5)
	Provision for credit losses	—	—	8
	Gains on financial instruments at fair value through profit or loss	—	—	1,540
U-KB Credit No.1 Private Equity	Fee and commission income	228	970	968
KY Global Cell & Gene Private Equity Fund 2nd *	Interest expense	42	(38)	—
KB-SOLIDUS Healthcare Investment Fund	Fee and commission income	—	768	860
AKK Robotech Valueup New Technology Investment Fund *	Fee and commission income	—	101	235
New Daegu Busan Expressway Co., Ltd.	Interest income	—	2,458	346
	Reversal of credit losses	—	3	—
	Interest expense	—	3,680	1,797
	Insurance income	—	257	413
AIM FUTURE, Inc.	Interest income	—	44	41
	Interest expense	—	48	1
	Insurance income	—	1	—
	Provision for credit losses	—	3	2
ADP Holdings Co., Ltd.	Interest expense	—	61	45
ADPGREEN	Interest expense	—	26	107
	Provision for credit losses	—	11	—
	Reversal of credit losses	—	—	7
	Insurance income	—	73	169
KB-CJ Venture Fund 1st	Fee and commission income	—	80	150
OKXE Inc.	Gains on financial instruments at fair value through profit or loss	—	1,922	—
Ascent Global Fund III	Gains on financial instruments at fair value through profit or loss	—	261	—
	Losses on financial instruments at fair value through profit or loss	—	—	90

(In millions of Korean won)
		2023	2024	2025
Elev8-Capital Fund I	Gains on financial instruments at fair value through profit or loss	—	1,143	—
	Losses on financial instruments at fair value through profit or loss	—	2,450	2,373
H Energy Co., Ltd *	Gains on financial instruments at fair value through profit or loss	—	3,106	—
XL8 INC.	Gains on financial instruments at fair value through profit or loss	—	721	—
	Losses on financial instruments at fair value through profit or loss	—	—	140
SDT Inc.	Interest expense	—	13	—
	Gains on financial instruments at fair value through profit or loss	—	527	172
	Losses on financial instruments at fair value through profit or loss	—	—	473
DYNE MEDICAL GROUP Inc.	Interest income	—	26	60
	Interest expense	—	118	33
	Fee and commission income	—	1	1
	Insurance income	—	4	4
	Provision for credit losses	—	22	1
	Reversal of credit losses	—	—	2
Bitgoeul Cheomdan Green 1st Co., Ltd.	Interest expense	—	1	1
Logpresso Inc.	Fee and commission income	—	—	1
	Interest expense	—	3	11
Onheal Co., Ltd.	Interest expense	—	(20)	—
	Fee and commission income	—	8	—
TriOar Inc.	Interest expense	—	235	98
Blinkers Inc. *	Losses on financial instruments at fair value through profit or loss	—	508	—
KB-VEP Contact Fund	Fee and commission income	—	44	60
SD Speed Co., Ltd.	Insurance income	—	1	1
Xpanner Inc.	Insurance income	—	—	1
	Gains on financial instruments at fair value through profit or loss	—	—	597
	Losses on financial instruments at fair value through profit or loss	—	—	362
KB-Cyrus Tourism Venture Fund	Fee and commission income	—	64	338
Qoala *	Gains on financial instruments at fair value through profit or loss	—	1,097	—
FineKB Private Equity Fund No.2 GCSM Holdings Limited	Fee and commission income	—	122	139
	Gains on financial instruments at fair value through profit or loss	—	5,590	—
	Losses on financial instruments at fair value through profit or loss	—	—	674
MitoImmune Therapeutics	Losses on financial instruments at fair value through profit or loss	—	5,426	1,574

(In millions of Korean won)
		2023	2024	2025
Honest Fund, Inc.	Losses on financial instruments at fair value through profit or loss	—	3,556	60
KB Rejuvenation Fund	Fee and commission income	—	3	150
Allra Fintech Corp.	Provision for credit losses	—	2	2
	Interest expense	—	17	4
Yeoulhyulgangho	Interest expense	—	1	8
KB-IMM New Star Real Estate Private Fund I	Fee and commission income	—	—	408
KB-LB Middle Market Enterprises Innovation Private Equity Fund	Fee and commission income	—	—	1,200
Semicolon Susong REITs Co., Ltd.	Interest income	—	—	607
	Fee and commission income	—	—	4,793
	Provision for credit losses	—	—	5
	Insurance income	—	—	20
KB-Novus Genesis Private Equity Fund	Fee and commission income	—	—	104
AIM-KB-DOUBLE Connected Future Investment Fund	Fee and commission income	—	—	30
E&I Holdings *	Fee and commission income	—	—	3,446
WhaTap Laps Inc.	Interest income	—	—	6
	Interest expense	—	—	100
	Gains on financial instruments at fair value through profit or loss	—	—	165
	Losses on financial instruments at fair value through profit or loss	—	—	54
	Provision for credit losses	—	—	28
Streami Inc.	Gains on financial instruments at fair value through profit or loss	—	—	576
ANTIGRAVITY	Losses on financial instruments at fair value through profit or loss	—	—	526
	Interest income	—	—	3
	Provision for credit losses	—	—	1
KB a2z 2025 Fund	Fee and commission income	—	—	24
IMBiologics Corp.	Gains on financial instruments at fair value through profit or loss	—	—	13,144
	Provision for credit losses	—	—	1
Aculys Pharma, Inc.	Gains on financial instruments at fair value through profit or loss	—	—	3,321
Koru Pharma Co., Ltd.	Interest expense	—	—	2
	Insurance income	—	—	3
Aldaver	Interest expense	—	—	24
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.	Insurance income	—	—	4
Novorex Inc.	Interest expense	—	—	18
	Provision for credit losses	—	—	6
Xenohelix Co., Ltd.	Interest income	—	—	27
	Provision for credit losses	—	—	7

(In millions of Korean won)
		2023	2024	2025
Al Spera Inc.	Interest expense	—	—	26
enParticle Co., Ltd	Interest expense	—	—	3
Emocog Inc.	Interest expense	—	—	49
Lemontree Inc.	Fee and commission income	—	—	211
	Interest expense	—	—	1
	Fee and commission expense	—	—	64
	Provision for credit losses	—	—	2
ByL	Interest expense	—	—	56
eRoun & company Co., Ltd	Interest expense	—	—	7
Others
Retirement pension	Fee and commission income	1,567	1,720	1,553
	Interest expense	27	47	28

*	Excluded from the Group’s related party as of December 31, 2025.
Meanwhile, the Group purchased installment financial assets, etc. from KG Capital Co., Ltd. amounting to ￦373,044 million for the year ended December 31 2023.

43.2 Details of significant outstanding balances of receivables and payables arising from transactions with related parties as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		December 31, 2024		December 31, 2025
Associates and joint ventures
Balhae Infrastructure Company	Other assets	￦	1,431	￦	2,596
	Loans measured at amortized cost (gross amount)		—		85,000
	Allowances for credit losses		—		200
	Provisions		—		109
	Other liabilities		—		9
Korea Credit Bureau Co., Ltd.	Loans measured at amortized cost (gross amount)		36		41
	Deposits		40,570		36,968
	Insurance liabilities		1		1
	Other liabilities		—		10
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		35,411		34,208
	Loans measured at amortized cost (gross amount)		70,012		59,515
	Allowances for credit losses		31		27
	Other assets		389		297
	Deposits		43,867		70,470
	Provisions		40		38
	Insurance liabilities		89		114
	Other liabilities		442		608
Jungdo Co., Ltd.	Deposits		4		4
Aju Good Technology Venture Fund	Deposits		1,809		39
Star-Lord General Investors Private Real Estate Investment Company No.10	Loans measured at amortized cost (gross amount)		149,898		149,597
	Allowances for credit losses		5		7
	Property and equipment		4,356		31,089
	Other assets		8,860		8,330
	Insurance liabilities		35		29
	Other liabilities		5,107		31,053
WJ Private Equity Fund No.1	Other assets		2		2
	Deposits		46		36
RAND Bio Science Co., Ltd. *	Deposits		4		—
Food Factory Co., Ltd.	Loans measured at amortized cost (gross amount)		1,764		2,941
	Allowances for credit losses		1		5
	Other assets		4		13
	Deposits		907		604
	Insurance liabilities		8		6
	Other liabilities		1		1
Big Dipper Co., Ltd.	Loans measured at amortized cost (gross amount)		43		23
	Allowances for credit losses		3		1
	Deposits		123		51
	Other assets		—		42
	Other liabilities		8		10

(In millions of Korean won)		December 31, 2024	December 31, 2025
KB-KDBC Pre-IPO New Technology Business Investment Fund	Deposits	39	270
Iwon Alloy Co., Ltd.	Deposits	2	—
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss	7,205	2,432
	Other assets	—	15
	Other liabilities	3	—
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss	25	22
Wyatt Co., Ltd. *	Financial assets at fair value through profit or loss	3,000	—
	Deposits	1	—
	Insurance liabilities	78	—
Skydigital Inc.	Deposits	30	1
Banksalad Co., Ltd. *	Financial assets at fair value through profit or loss	2,059	—
Spark Biopharma Inc.	Financial assets at fair value through profit or loss	4,634	4,549
	Loans measured at amortized cost (gross amount)	15	23
	Deposits	4,759	1,145
	Other liabilities	22	2
	Allowances for credit losses	7	8
	Provisions	6	3
UPRISE, Inc.	Financial assets at fair value through profit or loss	1,817	1,934
Stratio, Inc.	Financial assets at fair value through profit or loss	1,000	1,000
Honest Fund, Inc.	Financial assets at fair value through profit or loss	442	382
CellinCells Co., Ltd. *	Financial assets at fair value through profit or loss	2,000	—
	Loans measured at amortized cost (gross amount)	1	3
	Allowances for credit losses	—	1
	Deposits	13	—
	Provisions	1	—
Channel Corporation	Financial assets at fair value through profit or loss	20,141	15,719
	Deposits	6	—
KB No.21 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	3,122	—
	Deposits	2,247	—
	Other liabilities	36	—

(In millions of Korean won)		December 31, 2024	December 31, 2025
KB No.25 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	1,850	1,915
	Deposits	1,545	1,604
	Other liabilities	39	2
KB No.26 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	2,150	—
	Deposits	1,763	—
	Other liabilities	31	—
KB No.27 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	5,877	6,282
	Deposits	4,613	4,675
	Other liabilities	55	41
KB No.28 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	2,113	—
	Deposits	1,910	—
	Other liabilities	45	—
KB No.29 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	3,015	3,159
	Deposits	2,338	2,348
	Other liabilities	43	36
KB No.30 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	2,835	2,893
	Deposits	1,786	1,788
	Other liabilities	20	15
KB No.31 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	4,301	4,478
	Deposits	2,352	2,310
	Other liabilities	13	10
KB No.32 Special Purpose Acquisition Company	Deposits	—	2,315
	Other liabilities	—	35
KB No.33 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	4,304
	Deposits	—	2,835
	Other liabilities	—	25
MitoImmune Therapeutics	Financial assets at fair value through profit or loss	1,574	—
KB-Solidus Global Healthcare Fund	Other assets	—	3,781
Bioprotect Ltd.	Financial assets at fair value through profit or loss	4,628	5,606

(In millions of Korean won)		December 31, 2024	December 31, 2025
ASSEMBLE CORPORATION	Financial assets at fair value through profit or loss	4,000	4,000
	Loans measured at amortized cost (gross amount)	2,021	1,862
	Allowances for credit losses	43	30
	Other assets	11	1
	Deposits	18	19
	Other liabilities	1	1
	Provisions	1	—
	Insurance liabilities	1	2
SO-MYUNG Recycling Co., Ltd.	Insurance liabilities	1	3
Go2joy Co., Ltd.	Financial assets at fair value through profit or loss	1,200	1,200
S&E Bio Co., Ltd.	Financial assets at fair value through profit or loss	4,000	4,000
	Loans measured at amortized cost (gross amount)	2,016	2,009
	Other assets	3	3
	Deposits	772	224
	Other liabilities	3	2
	Allowances for credit losses	15	12
	Provisions	2	2
Bluepointpartners Inc.	Financial assets at fair value through profit or loss	1,636	1,667
4N Inc.	Deposits	4	—
Xenohelix Co., Ltd.	Financial assets at fair value through profit or loss	3,100	3,100
	Loans measured at amortized cost (gross amount)	4	555
	Other assets	—	1
	Allowances for credit losses	—	7
	Deposits	302	40
Contents First Inc.	Financial assets at fair value through profit or loss	13,213	11,667
	Loans measured at amortized cost (gross amount)	10,065	10,020
	Allowances for credit losses	12	22
	Other assets	3	3
	Deposits	729	133
	Provisions	—	2
	Other liabilities	4	4
KB-MDI Centauri Fund L.P.	Financial assets at fair value through profit or loss	21,058	19,026
2020 KB Fintech Renaissance Fund	Other assets	37	—
OKXE Inc.	Financial assets at fair value through profit or loss	2,722	2,722

(In millions of Korean won)		December 31, 2024	December 31, 2025
Newavel Co., Ltd.	Loans measured at amortized cost (gross amount)	20	—
	Deposits	—	1
Pin Therapeutics Inc.	Loans measured at amortized cost (gross amount)	29	20
	Financial assets at fair value through profit or loss	7,000	7,000
	Deposits	11,133	850
	Other liabilities	117	—
	Allowances for credit losses	3	2
	Provisions	—	1
IMBiologics Corp.	Loans measured at amortized cost (gross amount)	2	1
	Financial assets at fair value through profit or loss	7,000	13,144
SuperNGine Co., Ltd.	Loans measured at amortized cost (gross amount)	482	16
	Deposits	217	151
	Allowances for credit losses	39	—
	Other assets	1	—
	Financial assets at fair value through profit or loss	1,996	1,996
Desilo Inc.	Financial assets at fair value through profit or loss	3,168	3,168
	Loans measured at amortized cost (gross amount)	300	—
	Allowances for credit losses	5	—
	Deposits	3	2
Turing Co., Ltd.	Financial assets at fair value through profit or loss	3,000	3,000
	Loans measured at amortized cost (gross amount)	900	900
	Allowances for credit losses	6	6
	Other assets	2	2
	Deposits	819	887
Kukka Co., Ltd. *	Financial assets at fair value through profit or loss	2,490	—
	Insurance liabilities	1	—
ZIPDOC Inc. *	Deposits	1	—
TeamSparta Inc. *	Loans measured at amortized cost (gross amount)	5	—
	Financial assets at fair value through profit or loss	4,001	—
	Provisions	1	—
	Deposits	18,635	—
	Other liabilities	34	—

(In millions of Korean won)		December 31, 2024	December 31, 2025
Chabot Mobility Co., Ltd. *	Financial assets at fair value through profit or loss	2,580	—
	Deposits	631	—
Wemade Connect Co., Ltd.	Financial assets at fair value through profit or loss	7,466	11,857
	Loans measured at amortized cost (gross amount)	29	2
	Allowances for credit losses	9	—
	Provisions	14	6
	Deposits	5,465	5,525
	Insurance liabilities	4	2
	Other liabilities	38	22
Nextrade Co., Ltd.	Loans measured at amortized cost (gross amount)	—	131
	Deposits	15,281	278
	Other liabilities	1,579	—
TMAP Mobility Co., Ltd.	Loans measured at amortized cost (gross amount)	73	116
	Allowances for credit losses	1	2
	Deposits	100,010	1
	Insurance liabilities	235	1
	Other liabilities	548	178
	Provisions	5	5
FutureConnect Co., Ltd. *	Financial assets at fair value through profit or loss	1,499	—
Grinergy Co., Ltd.	Loans measured at amortized cost (gross amount)	1	2
	Financial assets at fair value through profit or loss	—	7,297
	Allowances for credit losses	—	2
	Provisions	2	—
NexThera Co., Ltd.	Financial assets at fair value through profit or loss	3,000	3,000
FineKB Private Equity Fund No.1	Other assets	144	10
Paramark KB Fund No.1	Other liabilities	45	50
KB Social Impact Investment Fund	Other assets	250	200
Checkmate Therapeutics Inc.	Financial assets at fair value through profit or loss	3,200	3,200
	Insurance liabilities	3	8
Hibiscus Fund L.P.	Financial assets at fair value through profit or loss	14,717	16,540
	Other assets	210	316
RMG-KB BioAccess Fund L.P.	Financial assets at fair value through profit or loss	9,379	15,709
RMG-KB BP Management Ltd.	Financial assets at fair value through profit or loss	344	494

(In millions of Korean won)		December 31, 2024	December 31, 2025
KB Co-Investment Private Equity Fund No.1	Other assets	302	500
Spoonlabs Co., Ltd. *	Financial assets at fair value through profit or loss	15,006	—
Neuroptika Inc.	Financial assets at fair value through profit or loss	5,879	5,879
Bitgoeul Cheomdan Green 1st Co., Ltd.	Deposits	1,239	1,242
Bigwave Robotics Corp.	Loans measured at amortized cost (gross amount)	39	60
	Financial assets at fair value through profit or loss	2,750	4,290
	Allowances for credit losses	—	7
	Deposits	501	364
	Provisions	—	2
	Other liabilities	6	—
3D Interactive Co., Ltd.	Loans measured at amortized cost (gross amount)	6	2
	Provisions	2	—
	Financial assets at fair value through profit or loss	2,300	159
	Deposits	1,779	48
XL8 INC.	Financial assets at fair value through profit or loss	5,869	5,729
Elev8-Capital Fund I	Financial assets at fair value through profit or loss	16,250	13,877
New Daegu Busan Expressway Co., Ltd.	Loans measured at amortized cost (gross amount)	24,264	15
	Allowances for credit losses	4	4
	Other assets	22	—
	Deposits	150,007	115,401
	Other liabilities	1,928	43
	Insurance liabilities	22	27
AIM FUTURE, Inc.	Financial assets at fair value through profit or loss	2,000	2,000
	Loans measured at amortized cost (gross amount)	908	906
	Allowances for credit losses	5	5
	Other assets	1	1
	Deposits	760	140
	Provisions	—	2
Novorex Inc.	Financial assets at fair value through profit or loss	2,000	4,000
	Loans measured at amortized cost (gross amount)	8	14
	Allowances for credit losses	—	4
	Other liabilities	—	4
	Provisions	—	2
	Deposits	6	9,674

(In millions of Korean won)		December 31, 2024	December 31, 2025
Seokwang T&I Co., Ltd	Insurance liabilities	2	2
ADP Holdings Co., Ltd.	Deposits	2,058	263
	Other liabilities	7	1
ADPGREEN	Loans measured at amortized cost (gross amount)	25	23
	Deposits	1,802	5,302
	Other liabilities	8	33
	Allowances for credit losses	8	3
	Provisions	3	1
	Insurance liabilities	101	94
Logpresso Inc.	Financial assets at fair value through profit or loss	3,000	9,000
	Loans measured at amortized cost (gross amount)	31	40
	Deposits	457	7,576
	Other liabilities	—	10
Onheal Co., Ltd.	Financial assets at fair value through profit or loss	10,000	10,000
	Deposits	5,001	—
Ascent Global Fund III	Financial assets at fair value through profit or loss	3,767	3,677
DYNE MEDICAL GROUP Inc.	Financial assets at fair value through profit or loss	3,001	3,001
	Loans measured at amortized cost (gross amount)	2,022	2,033
	Allowances for credit losses	16	16
	Provisions	6	5
	Other assets	1	1
	Deposits	3,813	356
	Other liabilities	23	6
	Insurance liabilities	1	1
TriOar Inc.	Financial assets at fair value through profit or loss	3,000	5,000
	Loans measured at amortized cost (gross amount)	16	12
	Deposits	6,054	4,088
	Other liabilities	73	20
Coxwave Co., Ltd.	Financial assets at fair value through profit or loss	3,000	3,000
SDT Inc.	Financial assets at fair value through profit or loss	3,105	3,873
Yeoulhyulgangho	Financial assets at fair value through profit or loss	500	500
	Deposits	456	783
	Other liabilities	—	2
KB-VEP Contact Fund	Other assets	15	15

(In millions of Korean won)		December 31, 2024	December 31, 2025
Xpanner Inc.	Financial assets at fair value through profit or loss	9,673	9,908
	Insurance liabilities	1	10
SD Speed Co., Ltd.	Insurance liabilities	1	1
Allra Fintech Corp.	Loans measured at amortized cost (gross amount)	—	26
	Allowances for credit losses	—	3
	Deposits	1,671	33
	Other liabilities	1	—
	Provisions	2	—
GCSM Holdings Limited	Financial assets at fair value through profit or loss	9,506	8,833
KB Rejuvenation Fund	Other assets	3	38
Qoala *	Financial assets at fair value through profit or loss	6,554	—
FineKB Private Equity Fund No.2	Other assets	35	35
Koru Pharma Co., Ltd.	Financial assets at fair value through profit or loss	—	7,890
	Deposits	—	197
	Insurance liabilities	—	12
WhaTap Laps Inc.	Loans measured at amortized cost (gross amount)	—	1,091
	Financial assets at fair value through profit or loss	—	6,259
	Other assets	—	1
	Allowances for credit losses	—	16
	Provisions	—	11
	Deposits	—	2,814
	Other liabilities	—	75
Streami Inc.	Financial assets at fair value through profit or loss	—	3,047
Lemontree Inc.	Financial assets at fair value through profit or loss	—	999
	Deposits	—	536
	Provisions	—	2
GAME TALES	Financial assets at fair value through profit or loss	—	3,000
HyperAccel Co., Ltd.	Financial assets at fair value through profit or loss	—	8,500
Aldaver	Financial assets at fair value through profit or loss	—	2,000
	Deposits	—	821
	Other liabilities	—	4
enParticle Co., Ltd	Financial assets at fair value through profit or loss	—	2,000
	Deposits	—	1,696

(In millions of Korean won)		December 31, 2024	December 31, 2025
ALL ROUND DOCTORS Inc.	Financial assets at fair value through profit or loss	—	2,000
Emocog Inc.	Financial assets at fair value through profit or loss	—	4,000
	Deposits	—	704
ANTIGRAVITY	Financial assets at fair value through profit or loss	—	374
	Loans measured at amortized cost (gross amount)	—	38
	Allowances for credit losses	—	1
	Deposits	—	82
ByL	Financial assets at fair value through profit or loss	—	14,967
	Deposits	—	8,968
	Other liabilities	—	55
KB a2z 2025 Fund	Other assets	—	24
Semicolon Susong REITs Co., Ltd.	Loans measured at amortized cost (gross amount)	—	24,933
	Allowances for credit losses	—	5
	Other assets	—	173
	Insurance liabilities	—	9
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.	Insurance liabilities	—	3
IMT TECHNOLOGY CO., LTD.	Insurance liabilities	—	1
VP Inc.	Loans measured at amortized cost (gross amount)	—	2
	Other liabilities	—	109
	Insurance liabilities	—	1
	Deposits	—	51
eRoun & company Co., Ltd	Deposits	—	1,127
	Other liabilities	—	7
RUMIKEU Holdings Inc.	Deposits	—	11
Key management personnel
Key management personnel	Loans measured at amortized cost (gross amount)	7,125	9,248
	Allowances for credit losses	3	24
	Other assets	8	9
	Deposits	15,365	12,740
	Provisions	1	1
	Insurance liabilities	2,308	2,927
	Other liabilities	555	362
Others
Retirement pension	Other assets	739	632
	Other liabilities	1,215	1,154

*	Excluded from the Group’s related party as of December 31, 2025, therefore, the remaining outstanding balances with those entities are not disclosed.

43.3 Details of significant lending transactions with related parties for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning		Loan		Collection		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	37	￦	36	￦	(37)	￦	36
Incheon Bridge Co., Ltd.		113,794		2,141		(10,512)		105,423
Star-Lord General Investors Private Real Estate Investment Company No.10		149,590		308		—		149,898
KB Cape No.1 Private Equity Fund *		1,935		—		(1,935)		—
RAND Bio Science Co., Ltd. *		1		—		(1)		—
Food Factory Co., Ltd.		2,875		9		(1,120)		1,764
Big Dipper Co., Ltd.		14		43		(14)		43
RMGP Bio-Pharma Investment Fund, L.P.		5,938		1,267		—		7,205
RMGP Bio-Pharma Investment, L.P.		20		5		—		25
Wyatt Co., Ltd. *		6,000		—		(3,000)		3,000
Banksalad Co., Ltd. *		9,148		—		(7,089)		2,059
UPRISE, Inc.		5,710		—		(3,893)		1,817
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		3,999		—		(3,557)		442
CellinCells Co., Ltd. *		2,003		1		(3)		2,001
KB No.21 Special Purpose Acquisition Company *		2,987		135		—		3,122
KB No.22 Special Purpose Acquisition Company *		2,985		—		(2,985)		—
KB No.25 Special Purpose Acquisition Company		2,025		—		(175)		1,850
KB No.26 Special Purpose Acquisition Company *		2,204		—		(54)		2,150
KB No.27 Special Purpose Acquisition Company		6,054		—		(177)		5,877
KB No.28 Special Purpose Acquisition Company *		—		2,113		—		2,113
KB No.29 Special Purpose Acquisition Company		—		3,015		—		3,015
KB No.30 Special Purpose Acquisition Company		—		2,835		—		2,835
KB No.31 Special Purpose Acquisition Company		—		4,301		—		4,301
COSES GT Co., Ltd. *		1		—		(1)		—
Channel Corporation		16,906		3,235		—		20,141
MitoImmune Therapeutics		7,000		—		(5,426)		1,574
Bioprotect Ltd.		4,474		154		—		4,628
ASSEMBLE CORPORATION		6,155		21		(155)		6,021
Go2joy Co., Ltd.		1,200		—		—		1,200
S&E Bio Co., Ltd.		4,013		2,016		(13)		6,016
Bluepointpartners Inc.		1,874		—		(238)		1,636
Xenohelix Co., Ltd.		3,100		4		—		3,104
Contents First Inc.		17,642		7,001		(1,365)		23,278
KB-MDI Centauri Fund L.P.		18,993		2,065		—		21,058
OKXE Inc.		800		1,922		—		2,722
Checkmate Therapeutics Inc.		3,200		—		—		3,200
Newavel Co., Ltd.		3,013		20		(3,013)		20
IMBiologics Corp.		7,005		2		(5)		7,002
Spark Biopharma Inc.		7,467		15		(2,833)		4,649
Pin Therapeutics Inc.		5,011		2,029		(11)		7,029
Hibiscus Fund L.P.		12,915		1,802		—		14,717
SuperNGine Co., Ltd.		2,599		2		(123)		2,478
Desilo Inc.		3,468		—		—		3,468

(In millions of Korean won)	2024
	Beginning	Loan	Collection	Ending
RMG-KB BioAccess Fund L.P.	5,036	4,343	—	9,379
RMG-KB BP Management Ltd.	174	170	—	344
IGGYMOB Co., Ltd.	5,007	—	(5,007)	—
Turing Co., Ltd.	4,901	—	(1,001)	3,900
Kukka Co., Ltd. *	2,490	—	—	2,490
ZIPDOC Inc. *	2,000	—	(2,000)	—
Gushcloud Talent Agency	3,688	—	(3,688)	—
Grinergy Co., Ltd.	6,486	1	(6,486)	1
NexThera Co., Ltd.	3,000	—	—	3,000
Chabot Mobility Co., Ltd. *	2,000	580	—	2,580
TeamSparta Inc. *	4,308	5	(307)	4,006
FutureConnect Co., Ltd. *	1,499	—	—	1,499
Wemade Connect Co., Ltd.	12,337	29	(4,871)	7,495
TMAP Mobility Co., Ltd.	106	73	(106)	73
Spoonlabs Co., Ltd. *	19,506	—	(4,500)	15,006
Neuroptika Inc.	5,879	—	—	5,879
Bigwave Robotics Corp.	2,781	39	(31)	2,789
Blinkers Inc. *	999	—	(999)	—
3D Interactive Co., Ltd.	2,342	6	(42)	2,306
XL8 INC.	5,148	721	—	5,869
Elev8-Capital Fund I	6,656	9,594	—	16,250
AIM FUTURE, Inc.	2,900	8	—	2,908
New Daegu Busan Expressway Co., Ltd.	72,742	27	(48,505)	24,264
Novorex Inc.	2,000	8	—	2,008
Logpresso Inc.	—	3,031	—	3,031
Onheal Co., Ltd.	—	10,000	—	10,000
Ascent Global Fund III	—	3,767	—	3,767
DYNE MEDICAL GROUP Inc.	—	5,023	—	5,023
TriOar Inc.	—	3,016	—	3,016
Coxwave Co., Ltd.	—	3,000	—	3,000
SDT Inc.	—	3,105	—	3,105
Yeoulhyulgangho	—	500	—	500
ADPGREEN	—	25	—	25
Xpanner Inc.	—	9,673	—	9,673
GCSM Holdings Limited	—	9,506	—	9,506
Qoala *	—	6,554	—	6,554
Key management personnel
Key management personnel	5,490	7,245	(5,610)	7,125

*	Excluded from the Group’s related party as of December 31, 2024.

(In millions of Korean won)	2025
	Beginning		Loan		Collection		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	36	￦	41	￦	(36)	￦	41
Incheon Bridge Co., Ltd.		105,423		15		(11,715)		93,723
Star-Lord General Investors Private Real Estate Investment Company No.10		149,898		150,000		(150,301)		149,597
Food Factory Co., Ltd.		1,764		1,514		(337)		2,941
Big Dipper Co., Ltd.		43		23		(43)		23
RMGP Bio-Pharma Investment Fund, L.P.		7,205		—		(4,773)		2,432
RMGP Bio-Pharma Investment, L.P.		25		—		(3)		22
Wyatt Co., Ltd. *		3,000		—		(3,000)		—
Banksalad Co., Ltd. *		2,059		—		(2,059)		—
UPRISE, Inc.		1,817		117		—		1,934
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		442		—		(60)		382
CellinCells Co., Ltd. *		2,001		3		(2,001)		3
KB No.21 Special Purpose Acquisition Company *		3,122		—		(3,122)		—
KB No.25 Special Purpose Acquisition Company		1,850		65		—		1,915
KB No.26 Special Purpose Acquisition Company *		2,150		—		(2,150)		—
KB No.27 Special Purpose Acquisition Company		5,877		405		—		6,282
KB No.28 Special Purpose Acquisition Company *		2,113		—		(2,113)		—
KB No.29 Special Purpose Acquisition Company		3,015		144		—		3,159
KB No.30 Special Purpose Acquisition Company		2,835		58		—		2,893
KB No.31 Special Purpose Acquisition Company		4,301		177		—		4,478
KB No.33 Special Purpose Acquisition Company		—		4,304		—		4,304
Channel Corporation		20,141		—		(4,422)		15,719
MitoImmune Therapeutics		1,574		—		(1,574)		—
Bioprotect Ltd.		4,628		978		—		5,606
ASSEMBLE CORPORATION		6,021		12		(171)		5,862
Go2joy Co., Ltd.		1,200		—		—		1,200
S&E Bio Co., Ltd.		6,016		9		(16)		6,009
Bluepointpartners Inc.		1,636		31		—		1,667
Xenohelix Co., Ltd.		3,104		555		(4)		3,655
Contents First Inc.		23,278		20		(1,611)		21,687
KB-MDI Centauri Fund L.P.		21,058		—		(2,032)		19,026
OKXE Inc.		2,722		—		—		2,722
Checkmate Therapeutics Inc.		3,200		—		—		3,200
Newavel Co., Ltd.		20		—		(20)		—
IMBiologics Corp.		7,002		6,145		(2)		13,145
Spark Biopharma Inc.		4,649		23		(100)		4,572
Pin Therapeutics Inc.		7,029		20		(29)		7,020
Hibiscus Fund L.P.		14,717		1,823		—		16,540
SuperNGine Co., Ltd.		2,478		16		(482)		2,012
Desilo Inc.		3,468		—		(300)		3,168
RMG-KB BioAccess Fund L.P.		9,379		6,330		—		15,709
RMG-KB BP Management Ltd.		344		150		—		494
Turing Co., Ltd.		3,900		—		—		3,900

(In millions of Korean won)	2025
	Beginning	Loan	Collection	Ending
Kukka Co., Ltd. *	2,490	—	(2,490)	—
Grinergy Co., Ltd.	1	7,298	—	7,299
NexThera Co., Ltd.	3,000	—	—	3,000
Chabot Mobility Co., Ltd. *	2,580	—	(2,580)	—
TeamSparta Inc. *	4,006	—	(4,006)	—
FutureConnect Co., Ltd. *	1,499	—	(1,499)	—
Wemade Connect Co., Ltd.	7,495	4,393	(29)	11,859
TMAP Mobility Co., Ltd.	73	116	(73)	116
Spoonlabs Co., Ltd. *	15,006	—	(15,006)	—
Neuroptika Inc.	5,879	—	—	5,879
Bigwave Robotics Corp.	2,789	1,600	(39)	4,350
3D Interactive Co., Ltd.	2,306	2	(2,147)	161
XL8 INC.	5,869	—	(140)	5,729
Elev8-Capital Fund I	16,250	—	(2,373)	13,877
AIM FUTURE, Inc.	2,908	6	(8)	2,906
New Daegu Busan Expressway Co., Ltd.	24,264	18	(24,267)	15
Novorex Inc.	2,008	2,014	(8)	4,014
Logpresso Inc.	3,031	6,040	(31)	9,040
Onheal Co., Ltd.	10,000	—	—	10,000
Ascent Global Fund III	3,767	—	(90)	3,677
DYNE MEDICAL GROUP Inc.	5,023	33	(22)	5,034
TriOar Inc.	3,016	2,012	(16)	5,012
Coxwave Co., Ltd.	3,000	—	—	3,000
SDT Inc.	3,105	768	—	3,873
Yeoulhyulgangho	500	—	—	500
ADPGREEN	25	23	(25)	23
Xpanner Inc.	9,673	235	—	9,908
GCSM Holdings Limited	9,506	—	(673)	8,833
Qoala *	6,554	—	(6,554)	—
Koru Pharma Co., Ltd.	—	7,890	—	7,890
WhaTap Laps Inc.	—	7,350	—	7,350
Lemontree Inc.	—	999	—	999
GAME TALES	—	3,000	—	3,000
Streami Inc.	—	3,047	—	3,047
ANTIGRAVITY	—	419	(7)	412
HyperAccel Co., Ltd.	—	8,500	—	8,500
Aldaver	—	2,000	—	2,000
enParticle Co., Ltd	—	2,000	—	2,000
ALL ROUND DOCTORS Inc.	—	2,000	—	2,000
Emocog Inc.	—	4,000	—	4,000
ByL	—	14,967	—	14,967
Allra Fintech Corp.	—	26	—	26
Nextrade Co., Ltd.	—	131	—	131
VP Inc.	—	2	—	2
Balhae Infrastructure Company	—	85,000	—	85,000
Semicolon Susong REITs Co., Ltd.	—	25,000	(67)	24,933
Key management personnel
Key management personnel	7,125	6,710	(4,587)	9,248

*	Excluded from the Group’s related party as of December 31, 2025.

43.4 Details of significant borrowing transactions with related parties for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning		Borrowing		Repayment		Others 1		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	17,003	￦	—	￦	—	￦	23,567	￦	40,570
Incheon Bridge Co., Ltd.		40,992		72,000		(74,300)		5,175		43,867
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		150		—		—		(150)		—
Iwon Alloy Co., Ltd.		1		—		—		1		2
Skydigital Inc.		65		—		—		(35)		30
Aju Good Technology Venture Fund		1,202		—		—		607		1,809
KB-KDBC Pre-IPO New Technology Business Investment Fund		46		—		—		(7)		39
WJ Private Equity Fund No.1		103		—		—		(57)		46
KB No.21 Special Purpose Acquisition Company 2		2,261		2,115		(2,050)		(79)		2,247
KB No.22 Special Purpose Acquisition Company 2		1,848		—		—		(1,848)		—
KB No.25 Special Purpose Acquisition Company		1,586		1,545		(1,500)		(86)		1,545
KB No.26 Special Purpose Acquisition Company 2		1,761		1,724		(1,670)		(52)		1,763
KB No.27 Special Purpose Acquisition Company		4,497		4,532		(4,390)		(26)		4,613
KB No.28 Special Purpose Acquisition Company 2		—		1,890		—		20		1,910
KB No.29 Special Purpose Acquisition Company		—		2,100		—		238		2,338
KB No.30 Special Purpose Acquisition Company		—		1,500		—		286		1,786
KB No.31 Special Purpose Acquisition Company		—		2,000		—		352		2,352
RAND Bio Science Co., Ltd. 2		4		—		—		—		4
Food Factory Co., Ltd.		629		—		—		278		907
Big Dipper Co., Ltd.		40		—		—		83		123
Wyatt Co., Ltd. 2		1		—		—		—		1
CellinCells Co., Ltd. 2		37		—		—		(24)		13
COSES GT Co., Ltd. 2		1		—		—		(1)		—
ASSEMBLE CORPORATION		78		—		—		(60)		18
S&E Bio Co., Ltd.		2,342		990		(1,490)		(1,070)		772
4N Inc.		49		—		—		(45)		4
Contents First Inc.		1,072		—		—		(343)		729
Newavel Co., Ltd.		46		—		—		(46)		—
Pin Therapeutics Inc.		265		14,000		(4,000)		868		11,133
Spark Biopharma Inc.		11,419		32,649		(38,908)		(401)		4,759
SuperNGine Co., Ltd.		69		—		—		148		217
Desilo Inc.		3		—		—		—		3
Turing Co., Ltd.		1,726		1,000		(1,700)		(207)		819
TMAP Mobility Co., Ltd.		80,016		360,000		(340,000)		(6)		100,010
KY Global Cell & Gene Private Equity Fund 2nd 2		3,790		2,910		(308)		(6,392)		—
Nextrade Co., Ltd.		56,203		6,000		(47,200)		278		15,281
ZIPDOC Inc. 2		181		—		—		(180)		1
TeamSparta Inc. 2		7,672		3,000		(6,000)		13,963		18,635
Chabot Mobility Co., Ltd. 2		164		300		—		167		631
Wemade Connect Co., Ltd.		8,843		24,056		(27,556)		122		5,465
Channel Corporation		2,030		—		(2,000)		(24)		6
Bitgoeul Cheomdan Green 1st Co., Ltd.		833		—		—		406		1,239

(In millions of Korean won)	2024
	Beginning	Borrowing	Repayment	Others 1	Ending
KB-FT Green Growth 1st Technology Investment Association	700	—	(700)	—	—
Bigwave Robotics Corp.	4	501	—	(4)	501
3D Interactive Co., Ltd.	1,501	—	—	278	1,779
AIM FUTURE, Inc.	3,393	1,000	(4,000)	367	760
New Daegu Busan Expressway Co., Ltd.	146,169	104,500	(93,932)	(6,730)	150,007
Novorex Inc.	7	—	—	(1)	6
Xenohelix Co., Ltd.	904	—	—	(602)	302
ADP Holdings Co., Ltd.	—	6,094	(4,037)	1	2,058
ADPGREEN	—	10,551	(9,001)	252	1,802
Logpresso Inc.	—	100	(200)	557	457
DYNE MEDICAL GROUP Inc.	—	5,150	(7,800)	6,463	3,813
Onheal Co., Ltd.	—	—	—	5,001	5,001
TriOar Inc.	—	10,500	(8,500)	4,054	6,054
Yeoulhyulgangho	—	200	—	256	456
SDT Inc.	—	—	(1,000)	1,000	—
Allra Fintech Corp.	—	12,500	(19,500)	8,671	1,671
Key management personnel
Key management personnel	15,902	26,709	(22,264)	(4,982)	15,365

1	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
2	Excluded from the Group’s related party as of December 31, 2024.

(In millions of Korean won)	2025
	Beginning		Borrowing		Repayment		Others 1		Ending
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	40,570	￦	1,000	￦	—	￦	(4,602)	￦	36,968
Incheon Bridge Co., Ltd.		43,867		66,100		(39,500)		3		70,470
Jungdo Co., Ltd.		4		—		—		—		4
Iwon Alloy Co., Ltd.		2		—		—		(2)		—
Skydigital Inc.		30		—		—		(29)		1
Aju Good Technology Venture Fund		1,809		—		—		(1,770)		39
KB-KDBC Pre-IPO New Technology Business Investment Fund		39		—		—		231		270
WJ Private Equity Fund No.1		46		—		—		(10)		36
KB No.21 Special Purpose Acquisition Company 2		2,247		—		(2,115)		(132)		—
KB No.25 Special Purpose Acquisition Company		1,545		3,016		(3,045)		88		1,604
KB No.26 Special Purpose Acquisition Company 2		1,763		—		(110)		(1,653)		—
KB No.27 Special Purpose Acquisition Company		4,613		4,600		(4,532)		(6)		4,675
KB No.28 Special Purpose Acquisition Company 2		1,910		—		—		(1,910)		—
KB No.29 Special Purpose Acquisition Company		2,338		2,148		(2,100)		(38)		2,348
KB No.30 Special Purpose Acquisition Company		1,786		1,535		(1,500)		(33)		1,788
KB No.31 Special Purpose Acquisition Company		2,352		2,000		(2,000)		(42)		2,310
KB No.32 Special Purpose Acquisition Company		—		2,000		—		315		2,315
KB No.33 Special Purpose Acquisition Company		—		2,400		—		435		2,835
RAND Bio Science Co., Ltd. 2		4		—		—		(4)		—
Food Factory Co., Ltd.		907		—		—		(303)		604
Big Dipper Co., Ltd.		123		—		—		(72)		51
Wyatt Co., Ltd. 2		1		—		—		(1)		—
CellinCells Co., Ltd. 2		13		—		—		(13)		—
ASSEMBLE CORPORATION		18		—		—		1		19
S&E Bio Co., Ltd.		772		1,180		(1,180)		(548)		224
4N Inc.		4		—		—		(4)		—
Contents First Inc.		729		—		—		(596)		133
Newavel Co., Ltd.		—		—		—		1		1
Pin Therapeutics Inc.		11,133		2,000		(12,000)		(283)		850
Spark Biopharma Inc.		4,759		10,016		(13,113)		(517)		1,145
SuperNGine Co., Ltd.		217		—		—		(66)		151
Desilo Inc.		3		—		(1)		—		2
Turing Co., Ltd.		819		—		—		68		887
TMAP Mobility Co., Ltd.		100,010		344,626		(445,626)		991		1
Nextrade Co., Ltd.		15,281		—		(15,000)		(3)		278
ZIPDOC Inc. 2		1		—		—		(1)		—

(In millions of Korean won)	2025
	Beginning	Borrowing	Repayment	Others 1	Ending
TeamSparta Inc. 2	18,635	—	(1,000)	(17,635)	—
Chabot Mobility Co., Ltd. 2	631	—	(300)	(331)	—
Wemade Connect Co., Ltd.	5,465	9,069	(10,000)	991	5,525
Channel Corporation	6	—	—	(6)	—
Bitgoeul Cheomdan Green 1st Co., Ltd.	1,239	—	—	3	1,242
Bigwave Robotics Corp.	501	—	(501)	364	364
3D Interactive Co., Ltd.	1,779	—	—	(1,731)	48
AIM FUTURE, Inc.	760	—	—	(620)	140
New Daegu Busan Expressway Co., Ltd.	150,007	61,000	(130,500)	34,894	115,401
Novorex Inc.	6	—	—	9,668	9,674
Xenohelix Co., Ltd.	302	—	—	(262)	40
ADP Holdings Co., Ltd.	2,058	10,496	(12,293)	2	263
ADPGREEN	1,802	12,200	(8,650)	(50)	5,302
Logpresso Inc.	457	8,374	(974)	(281)	7,576
DYNE MEDICAL GROUP Inc.	3,813	3,800	(6,300)	(957)	356
Onheal Co., Ltd.	5,001	—	—	(5,001)	—
TriOar Inc.	6,054	4,000	(7,000)	1,034	4,088
Yeoulhyulgangho	456	1,860	(1,560)	27	783
Allra Fintech Corp.	1,671	2,000	(3,000)	(638)	33
Koru Pharma Co., Ltd.	—	300	(200)	97	197
Emocog Inc.	—	4,000	(4,000)	704	704
WhaTap Laps Inc.	—	—	—	2,814	2,814
Aldaver	—	1,638	(1,632)	815	821
Lemontree Inc.	—	—	—	536	536
enParticle Co., Ltd	—	—	—	1,696	1,696
ANTIGRAVITY	—	—	—	82	82
FineKB Private Equity Fund No.1	—	1,000	(1,000)	—	—
ByL	—	5,000	(2,000)	5,968	8,968
eRoun & company Co., Ltd	—	—	—	1,127	1,127
VP Inc.	—	—	—	51	51
RUMIKEU Holdings Inc.	—	—	—	11	11
Key management personnel
Key management personnel	15,365	26,948	(28,201)	(1,372)	12,740

1	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
2	Excluded from the Group’s related party as of December 31, 2025.

43.5 Details of significant investment and withdrawal transactions with related parties for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024				2025
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
Balhae Infrastructure Company	￦	—	￦	6,350	￦	—	￦	9,321
POSCO-KB Shipbuilding Fund		—		—		—		250
KB-KDBC Pre-IPO New Technology Business Investment Fund		—		600		—		3,060
KB-SJ Tourism Venture Fund		—		4,030		—		190
Korea Credit Bureau Co., Ltd.		—		90		—		90
KB-UTC Inno-Tech Venture Fund		—		338		—		3,786
KB-Solidus Global Healthcare Fund		—		700		—		14,437
KB-Stonebridge Secondary Private Equity Fund		—		1,004		—		4,944
KB SPROTT Renewable Private Equity Fund No.1		—		8,349		—		8,309
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		8,964		9,629		3,820		3,918
2020 KB Fintech Renaissance Fund		—		—		—		165
KB Material and Parts No.1 PEF *		—		3,400		—		—
KB-TS Technology Venture Private Equity Fund		125		2,464		41		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund *		—		3,915		—		—
Aju Good Technology Venture Fund		—		2,120		—		780
G payment Joint Stock Company		—		6,445		—		135
KB-KTB Technology Venture Fund		5,600		1		—		224
KB-SOLIDUS Healthcare Investment Fund		23,270		65		24,067		—
Paramark KB Fund No.1		8,130		—		5,490		411
FineKB Private Equity Fund No.1		6,790		1,500		2,335		11,875
FineKB Private Equity Fund No.2		500		250		—		—
KB No.21 Special Purpose Acquisition Company *		—		—		—		10
KB No.22 Special Purpose Acquisition Company *		—		10		—		—
KB-SP Private Equity Fund IV *		—		—		—		2,495
KB-BridgePole Venture Investment Fund *		—		136		—		—
KB-Kyobo New Mobility Power Fund *		—		3,000		—		—
JS Private Equity Fund No.3		—		755		—		749
Star-Lord General Investors Private Real Estate Investment Company No.10		—		358		—		—
KB Co-Investment Private Equity Fund No.1		9,131		3,173		3,887		3,273
POSITIVE Sobujang Venture Fund No.1		—		1,121		—		879
History 2022 Fintech Fund		—		—		—		2,000
KB-NP Green ESG New Technology Venture Capital Fund		19,800		—		9,626		2,840
KB-Badgers Future Mobility ESG Fund No.1		10,404		1,071		1,350		248
Lakewood-AVES Fund No.1 *		—		2,000		—		—
MW-Pyco NewWave New Technology Investment Fund 4th		—		—		—		2,000
KB No.26 Special Purpose Acquisition Company *		—		—		—		5
Bitgoeul Cheomdan Green 1st Co., Ltd.		152		—		—		—
KB-SUSUNG 1st Investment Fund		—		1,386		—		1,419
KB-SUSUNG 2nd Investment Fund		2,000		—		—		—
Friend 55 New Technology Business Investment Fund *		—		1,200		—		—
DSIP-Pharos Bioenergy Fund *		—		4,000		—		—

(In millions of Korean won)	2024				2025
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
Shinhan-Eco Venture Fund 2nd	￦	225	￦	—	￦	25	￦	190
2023 JB Newtech No.2 Fund		—		394		—		1,406
U-KB Credit No.1 Private Equity		591		—		17,133		191
KB No.28 Special Purpose Acquisition Company *		5		—		—		5
Timefolio Athleisure Investment Fund		4,000		—		—		—
COMPA Global Scale-Up Fund No.3		1,000		—		—		—
AKK Robotech Valueup New Technology Investment Fund *		1,000		—		—		1,000
YG MCE PROJECT NO.1 Fund		1,500		—		—		1,500
KB No.29 Special Purpose Acquisition Company		10		—		—		—
KB No.30 Special Purpose Acquisition Company		10		—		—		—
KB No.31 Special Purpose Acquisition Company		10		—		—		—
KB No.32 Special Purpose Acquisition Company		—		—		10		—
KB No.33 Special Purpose Acquisition Company		—		—		160		—
THE CHAEUL FUND NO.1 *		—		—		—		1,000
IMM global Secondary 1-1 Equity Private Fund		2,819		—		756		162
Elohim-Bilanx aerospace No.1 Fund		2,000		—		—		—
KB-CJ Venture Fund 1st		1,800		—		—		—
HI YG Win-win Fund No.2		2,000		—		—		—
KB-VEP Contact Fund		395		47		—		—
Reboot Private Equity Fund		7,000		—		—		—
LIB Material Investment Fund		4,098		—		—		3,221
NOVORSEC-SJG Consumer Secondary Fund *		1,700		—		—		1,700
Allra Fintech Corp.		8,532		—		128		—
KB Global Commerce Private Equity Investment Fund *		—		7,000		—		—
KB-SBI Global Strategic Capital Fund		11,298		—		22,830		—
KB-Cyrus Tourism Venture Fund		1,000		—		1,000		—
IBKS Design Fund		2,000		—		—		—
NICE DATA INTELLIGENCE VENTURE FUND *		1,000		—		—		1,000
Pectus Hanhwa Fund 2 *		2,000		—		—		2,000
KB-IMM New Star Real Estate Private Fund I		31,672		—		29,281		2,627
KB Rejuvenation Fund		500		—		—		—
VIG Private Equity Fund V-3		1,636		—		3,179		319
KOENTEC Co. Ltd. *		107,428		—		—		107,428
E&I Holdings *		—		—		27,300		27,300
YG AI Industrial Automation Solutions FUND		—		—		2,000		—
KB-Novus Genesis Private Equity Fund		—		—		2,300		—
Semicolon Susong REITs Co., Ltd.		—		—		88,552		857
KB-LB Middle Market Enterprises Innovation Private Equity Fund		—		—		8,140		69
ATP TP VC Fund No.1		—		—		2,000		—
AIM-KB-DOUBLE Connected Future Investment Fund		—		—		1,000		—
KB-IMM New Star Real Estate Private Fund II		—		—		26,337		37
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.		—		—		16,050		—

(In millions of Korean won)	2024				2025
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
IMM Korea Beauty Co-Invest Private Equity Fund	￦	—	￦	—	￦	50,000	￦	—
KB-GVA Premier Mezzanine Investment Fund		—		—		500		—
KB-ANDA Deep Tech Venture Fund		—		—		1,250		—
KB a2z 2025 Fund		—		—		110		—
DAILY Fountainhead Blind Private Equity Fund II		—		—		11,250		—
Meritz-Hyundai Investment Real Estate Strategy No.1 Private Equity Fund		—		—		92,647		—
Smart Korea KB Future9-Sejong Venture Fund		—		—		2,000		8

*	Excluded from the Group’s related party as of December 31, 2025.

43.6 Unused commitments provided to related parties as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won or in a US Dollar or the Indonesian Rupiah)		December 31, 2024		December 31, 2025
Associates and joint ventures
Balhae Infrastructure Company	Purchase of securities	￦	6,154	￦	6,154
	Loan commitments in Korean won		—		65,000
Korea Credit Bureau Co., Ltd.	Unused lines of credit for credit card		565		559
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		20,000		20,000
	Unused lines of credit for credit card		88		85
TeamSparta Inc. *	Loan commitments in Korean won		1,000		—
	Unused lines of credit for credit card		696		1
3D Interactive Co., Ltd.	Unused lines of credit for credit card		44		23
Food Factory Co., Ltd.	Unused lines of credit for credit card		50		45
CellinCells Co., Ltd. *	Unused lines of credit for credit card		11		9
RAND Bio Science Co., Ltd. *	Unused lines of credit for credit card		25		—
Big Dipper Co., Ltd.	Unused lines of credit for credit card		12		21
ASSEMBLE CORPORATION	Unused lines of credit for credit card		29		3
COSES GT Co., Ltd. *	Unused lines of credit for credit card		12		—
Spark Biopharma Inc.	Unused lines of credit for credit card		35		27
Newavel Co., Ltd.	Unused lines of credit for credit card		10		—
IMBiologics Corp.	Unused lines of credit for credit card		21		10
SuperNGine Co., Ltd.	Unused lines of credit for credit card		38		24
IGGYMOB Co., Ltd.	Unused lines of credit for credit card		50		—
Pin Therapeutics Inc.	Unused lines of credit for credit card		21		30
Grinergy Co., Ltd.	Unused lines of credit for credit card		9		4
S&E Bio Co., Ltd.	Unused lines of credit for credit card		34		41
Wemade Connect Co., Ltd.	Unused lines of credit for credit card		121		68
TMAP Mobility Co., Ltd.	Unused lines of credit for credit card		744		701
Contents First Inc.	Unused lines of credit for credit card		35		80
Allra Fintech Corp.	Unused lines of credit for credit card		49		24
Bigwave Robotics Corp.	Unused lines of credit for credit card		61		40
New Daegu Busan Expressway Co., Ltd.	Unused lines of credit for credit card		4		3
AIM FUTURE, Inc.	Unused lines of credit for credit card		35		37
Novorex Inc.	Unused lines of credit for credit card		28		22
Xenohelix Co., Ltd.	Unused lines of credit for credit card		6		5
ADPGREEN	Unused lines of credit for credit card		25		27
Logpresso Inc.	Unused lines of credit for credit card		29		20
DYNE MEDICAL GROUP Inc.	Unused lines of credit for credit card		135		117
TriOar Inc.	Unused lines of credit for credit card		34		38
KB-CJ Venture Fund 1st	Purchase of securities		4,200		4,200
KB-Stonebridge Secondary Private Equity Fund	Purchase of securities		173		173
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Purchase of securities		4,524		924
All Together Korea Fund No.2	Purchase of securities		990,000		990,000
KB-SOLIDUS Healthcare Investment Fund	Purchase of securities		23,569		—
KB Co-Investment Private Equity Fund No.1	Purchase of securities		4,393		1,285
KB-Badgers Future Mobility ESG Fund No.1	Purchase of securities		26,920		25,569
KB-NP Green ESG New Technology Venture Capital Fund	Purchase of securities		9,750		1,050
FineKB Private Equity Fund No.1	Purchase of securities		2,335		—
KB-Solidus Global Healthcare Fund	Commitments on loss absorption priority		4,500		4,500
Paramark KB Fund No.1	Purchase of securities		6,360		870
Smart Korea KB Future9-Sejong Venture Fund	Purchase of securities		2,000		—
Shinhan-Eco Venture Fund 2nd	Purchase of securities		450		425
U-KB Credit No.1 Private Equity	Purchase of securities		35,700		18,566

(In millions of Korean won or in a US Dollar or the Indonesian Rupiah)		December 31, 2024		December 31, 2025
Associates and joint ventures
KB-Cyrus Tourism Venture Fund	Purchase of securities	￦	4,000	￦	3,000
KB-SBI Global Strategic Capital Fund	Purchase of securities		55,702		32,888
KB-IMM New Star Real Estate Private Fund I	Purchase of securities		42,442		13,164
VIG Private Equity Fund V-3	Purchase of securities		8,364		5,503
KB-IMM New Star Real Estate Private Fund II	Purchase of securities		—		40,663
IMM global Secondary 1-1 Equity Private Fund	Purchase of securities		—		10,847
KB-LB Middle Market Enterprises Innovation Private Equity Fund	Purchase of securities		—		18,073
KB-ANDA Deep Tech Venture Fund	Purchase of securities		—		6,251
DAILY Fountainhead Blind Private Equity Fund II	Purchase of securities		—		28,056
Meritz-Hyundai Investment Real Estate Strategy No.1 Private Equity Fund	Purchase of securities		—		57,353
Nextrade Co., Ltd.	Unused lines of credit for credit card		—		369
Aldaver	Unused lines of credit for credit card		—		10
ANTIGRAVITY	Unused lines of credit for credit card		—		4
Lemontree Inc.	Unused lines of credit for credit card		—		49
	Loan commitments in Korean won		—		450
WhaTap Laps Inc.	Unused lines of credit for credit card		—		59
	Loan commitments in Korean won		—		2,000
VP Inc.	Unused lines of credit for credit card		—		8
RMGP Bio-Pharma Investment Fund, L.P.	Purchase of securities	USD	2,693,142	USD	2,693,142
RMGP Bio-Pharma Investment, L.P.	Purchase of securities	USD	8,470	USD	8,470
RMG-KB BP Management Ltd.	Purchase of securities	USD	556,617	USD	446,888
RMG-KB BioAccess Fund L.P.	Purchase of securities	USD	21,113,820	USD	16,951,197
Elev8-Capital Fund I	Purchase of securities	IDR	1,787,096,277	IDR	1,787,096,277
Ascent Global Fund III	Purchase of securities	USD	32,437,479	USD	22,437,479
Key management personnel
Key management personnel	Loan commitments in Korean won		3,011		1,898

*	Excluded from the Group’s related party as of December 31, 2025.

43.7 Details of compensation to key management personnel for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
Registered directors (executive)	￦	7,874	￦	930	￦	8,654	￦	17,458
Registered directors (non-executive)		1,092		—		—		1,092
Non-registered directors		18,087		707		15,816		34,610

	￦	27,053	￦	1,637	￦	24,470	￦	53,160

(In millions of Korean won)	2024
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
Registered directors (executive)	￦	7,196	￦	915	￦	14,726	￦	22,837
Registered directors (non-executive)		1,081		—		—		1,081
Non-registered directors		18,451		480		29,236		48,167

	￦	26,728	￦	1,395	￦	43,962	￦	72,085

(In millions of Korean won)	2025
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
Registered directors (executive)	￦	7,002	￦	1,041	￦	18,478	￦	26,521
Registered directors (non-executive)		1,094		—		—		1,094
Non-registered directors		14,857		577		30,107		45,541

	￦	22,953	￦	1,618	￦	48,585	￦	73,156

43.8 Details of collateral provided by related parties as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Assets held as collateral	December 31, 2024		December 31, 2025
Key management personnel	Time deposits and others	￦	1,437	￦	693
	Real estate		8,092		8,486
As of December 31, 2025, Incheon Bridge Co., Ltd. a related party, provides fund management account, civil engineering works insurance, and management and operations rights as senior collateral amounting to ￦
611,000
million to the project financing group consisting of the Group and 5 other institutions, and as subordinated collateral amounting to ￦
384,800 million to subordinated debt holders consisting of the Group and 2 other institutions. Also, it provides certificate of credit guarantee amounting to ￦
400,000 million as collateral to the project financing group consisting of the Group and 5 other institutions.